ACQUISITIONS (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents		$ 6,114
Accounts receivable		51,283
Prepaid expenses and other current assets		1,775
Property and equipment, net		1,273
Other payables		110,232
Accrued expenses and other current liabilities		219
Total net assets		(50,006)
Attributed to the Company		(50,006)
Consideration:
Accumulated 10,000,000 common stock		10,000
Goodwill		$ 60,006
National Holdings Investments Ltd [Member]
Cash and cash equivalents	$ 21,468
Accounts receivable	49,978
Prepaid expenses and other current assets	15,634
Property and equipment, net	1,464
Other payables	91,630
Total net assets	(2,844)
Attributed to the Company	(2,844)
Consideration:
Goodwill	2,844
Other receivables	242		$ 50
Total purchase consideration